Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combinations [Abstract]
Reconciles of Business Combination to Condensed Consolidated Statement
The following table reconciles the elements of the Business Combination to the condensed consolidated statement of cash flows and the condensed consolidated statement of changes in equity:

December 31, 2023
Cash – CPUH trust (net of redemptions)	$38,395
Cash – PIPE Investors	37,922

Gross Proceeds	76,317
Less: transaction costs paid	(14,665)

Net proceeds from the Business Combination	61,652
Less: warrant liabilities assumed	(13,762)
Less: repayment of note assumed in the Business Combination	(2,500)
Less: accrued transaction costs at December 31, 2023	(580)

Business Combination, net of transaction costs	$44,810

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity:

December 31, 2023
Cash – CPUH trust (net of redemptions)	$38,395
Cash – PIPE Investors	37,922

Gross Proceeds	76,317
Less: transaction costs paid	(14,665)

Net proceeds from the Business Combination (1)	61,652
Less: warrant liabilities assumed (2)	(13,762)
Less: repayment of note assumed in the Business Combination (1)	(2,500)
Less: accrued transaction costs at December 31, 2023 (1)	(580)

Business Combination, net of transaction costs	$44,810

(1)
The Net proceeds from the Business Combination, less the repayment of note assumed in the Business Combination, less the accrued transaction costs at December 31, 2023 are presented net in the consolidated statements of stockholders deficit within line “Reverse recapitalization, net of transaction costs (Note 3)”.

(2)	The warrant liabilities assumed are presented separately from the “Reverse recapitalization, net of transaction costs (Note 3)” line within the consolidated statements of stockholders deficit.

Number of Shares of Allurion Common Stock Outstanding
The number of shares of Allurion Common Stock outstanding immediately following the consummation of the Business Combination was as follows:

Common Stock
Legacy Allurion Equityholders (1)	27,897,387
CPUH Stockholders (2)	5,165,698
Shares Issued to PIPE Investors (2)	5,386,695
Shares issued to RTW and Fortress (3)	1,900,000
Shares issued to convertible note holders	3,301,222
CPUH Sponsor Shares (2)	3,262,711
Side Letter Termination Shares (3)	387,696

Total shares of Common Stock immediately after Business Combination	47,301,409

(1)
Consists of Legacy Allurion common stock and Legacy Allurion preferred stock, plus the issuance of common stock in connection with the vesting of RSUs at closing, less the Gaur Contributed Shares (as defined below).

(2)
The CPUH Stockholders shares, PIPE shares, and CPUH Sponsor shares are presented combined within the condensed consolidated statements of stockholders deficit on the “Reverse recapitalization, net of transaction costs” line, which is less the Gaur Contributed Shares (as defined below).

(3)
The shares issued to RTW and Fortress and the Side Letter Termination shares are presented combined within the condensed consolidated statements of stockholders deficit on the “Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and additional RTW and Fortress shares and issuance of related shares” line.

The number of shares of Allurion Common Stock outstanding immediately following the consummation of the Business Combination was as follows:

Common Stock
Legacy Allurion Equityholders (1)	27,897,387
CPUH Stockholders (2)	5,165,698
Shares Issued to PIPE Investors (2)	5,386,695
Shares issued to RTW and Fortress (3)	1,900,000
Shares issued to convertible note holders	3,301,222
CPUH Sponsor Shares (2)	3,262,711
Side Letter Termination Shares (3)	387,696

Total shares of Common Stock immediately after Business Combination	47,301,409

(1)
Consists of Legacy Allurion common stock and Legacy Allurion preferred stockholders, plus the issuance of common stock in connection with the vesting of RSUs at closing, less the Gaur Contributed Shares (as defined below).

(2)
The CPUH Stockholders shares, PIPE shares, and CPUH Sponsor shares are presented combined within the consolidated statements of redeemable convertible preferred stock and stockholders deficit on the “Reverse recapitalization, net of transaction costs” line, which is less the Gaur Contributed Shares (as defined below).

(3)
The shares issued to RTW and Fortress and the Side Letter Termination shares are presented combined within the consolidated statements of redeemable convertible preferred stock and stockholders deficit on the “Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and additional RTW and Fortress shares and issuance of related shares” line.